Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Mesoblast Employee Share Trust	3 Months Ended
	Sep. 30, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of shares issued	86,666,667	60,109,290
Par value per share | (per share)	$ 0.75	$ 2.30
Discounted percentage on issuance of equity	5.00%